RECEIVABLES (Tables)	12 Months Ended
Dec. 31, 2014
Receivables
Summary of receivables

	2014	2013
Retail note receivables	$902,016	$986,769
Wholesale receivables	984,832	362,870
Finance lease receivables	43,061	55,964
Restricted receivables	10,954,660	10,648,814
Commercial revolving accounts receivables	—	230,817

Gross receivables	12,884,569	12,285,234
Less:
Allowance for credit losses	(95,542)	(101,953)

Total receivables, net	$12,789,027	$12,183,281

Schedule of maturities of retail and other notes, finance leases, wholesale receivables and commercial revolving accounts receivables
2015	$6,723,364
2016	2,094,648
2017	1,775,894
2018	1,313,775
2019 and thereafter	976,888

Total receivables	$12,884,569

Summary of restricted and off-book receivables and the related retained interests

	Restricted Receivables		Off-Book Receivables		Retained Interests
	2014	2013	2014	2013	2014	2013
Retail note receivables	$7,798,882	$7,431,634	$—	$13,217	$—	$2,853
Wholesale receivables	3,153,814	3,210,654	—	—	—	—
Finance lease receivables	1,964	6,526	—	—	—	—

Total	$10,954,660	$10,648,814	$—	$13,217	$—	$2,853

Schedule of allowance for credit losses activity

Allowance for credit losses activity for the year ended December 31, 2014 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$87,701	$7,363	$6,889	$101,953
Charge-offs	(12,426)	(804)	(4,281)	(17,511)
Recoveries	2,941	514	2,000	5,455
Provision (benefit)	12,040	(133)	2,217	14,124
Foreign currency translation and other	(1,559)	(95)	(6,825)	(8,479)

Ending balance	$88,697	$6,845	$—	$95,542

Ending balance: individually evaluated for impairment	$12,736	$3,329	$—	$16,065

Ending balance: collectively evaluated for impairment	$75,961	$3,516	$—	$79,477

Receivables:
Ending balance	$8,745,923	$4,138,646	$—	$12,884,569

Ending balance: individually evaluated for impairment	$56,791	$72,297	$—	$129,088

Ending balance: collectively evaluated for impairment	$8,689,132	$4,066,349	$—	$12,755,481

        Allowance for credit losses activity for the year ended December 31, 2013 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$102,560	$11,887	$7,873	$122,320
Charge-offs	(14,321)	(238)	(5,780)	(20,339)
Recoveries	3,488	674	3,066	7,228
Provision (benefit)	(2,778)	(4,901)	1,775	(5,904)
Foreign currency translation and other	(1,248)	(59)	(45)	(1,352)

Ending balance	$87,701	$7,363	$6,889	$101,953

Ending balance: individually evaluated for impairment	$12,946	$3,865	$—	$16,811

Ending balance: collectively evaluated for impairment	$74,755	$3,498	$6,889	$85,142

Receivables:
Ending balance	$8,480,893	$3,573,524	$230,817	$12,285,234

Ending balance: individually evaluated for impairment	$44,139	$30,555	$—	$74,694

Ending balance: collectively evaluated for impairment	$8,436,754	$3,542,969	$230,817	$12,210,540

        Allowance for credit losses activity for the year ended December 31, 2012 is as follows:

	Retail	Wholesale	Other	Total
Allowance for credit losses:
Beginning balance	$83,233	$12,163	$11,277	$106,673
Charge-offs	(28,238)	(1,857)	(7,906)	(38,001)
Recoveries	5,206	312	3,276	8,794
Provision	42,135	1,245	1,198	44,578
Foreign currency translation and other	224	24	28	276

Ending balance	$102,560	$11,887	$7,873	$122,320

Ending balance: individually evaluated for impairment	$28,266	$9,512	$—	$37,778

Ending balance: collectively evaluated for impairment	$74,294	$2,375	$7,873	$84,542

Receivables:
Ending balance	$7,363,384	$3,265,173	$226,039	$10,854,596

Ending balance: individually evaluated for impairment	$48,195	$61,752	$—	$109,947

Ending balance: collectively evaluated for impairment	$7,315,189	$3,203,421	$226,039	$10,744,649

Schedule of aging of financing receivables

	2014
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$27,846	$8,584	$15,884	$52,314	$7,296,162	$7,348,476	$5,480
Canada	$2,721	$268	$397	$3,386	$1,394,061	$1,397,447	$171
Wholesale
United States	$882	$52	$110	$1,044	$3,359,183	$3,360,227	$86
Canada	$181	$—	$3	$184	$778,235	$778,419	$2
Total
Retail	$30,567	$8,852	$16,281	$55,700	$8,690,223	$8,745,923	$5,651
Wholesale	$1,063	$52	$113	$1,228	$4,137,418	$4,138,646	$88

	2013
	31 - 60 Days Past Due	61 - 90 Days Past Due	Greater Than 90 Days	Total Past Due	Current	Total Receivables	Recorded Investment > 90 Days and Accruing
Retail
United States	$15,167	$5,135	$14,154	$34,456	$7,011,299	$7,045,755	$3,736
Canada	$2,471	$206	$395	$3,072	$1,432,066	$1,435,138	$25
Wholesale
United States	$170	$36	$229	$435	$2,886,444	$2,886,879	$55
Canada	$213	$—	$32	$245	$686,400	$686,645	$13
Total
Retail	$17,638	$5,341	$14,549	$37,528	$8,443,365	$8,480,893	$3,761
Wholesale	$383	$36	$261	$680	$3,572,844	$3,573,524	$68

Schedule of recorded investment in impaired receivables and the related unpaid principal balances and allowances

	2014			2013
	Recorded Investment	Unpaid Principal Balance	Related Allowance	Recorded Investment	Unpaid Principal Balance	Related Allowance
With no related allowance recorded
Retail
United States	$23,420	$23,164	$—	$16,640	$16,517	$—
Canada	$960	$954	$—	$—	$—	$—
Wholesale
United States	$—	$—	$—	$—	$—	$—
Canada	$11,790	$11,790	$—	$—	$—	$—
With an allowance recorded
Retail
United States	$31,945	$31,029	$12,607	$26,951	$26,143	$12,757
Canada	$466	$459	$129	$548	$547	$189
Wholesale
United States	$45,868	$45,623	$2,220	$27,693	$27,532	$3,442
Canada	$14,639	$14,639	$1,109	$2,862	$2,851	$423
Total
Retail	$56,791	$55,606	$12,736	$44,139	$43,207	$12,946
Wholesale	$72,297	$72,052	$3,329	$30,555	$30,383	$3,865

Schedule of average recorded investment in impaired receivables and the related interest income recognized

	2014		2013
	Average Recorded Investment	Interest Income Recognized	Average Recorded Investment	Interest Income Recognized
With no related allowance recorded
Retail
United States	$20,867	$1,112	$10,861	$390
Canada	$975	$53	$—	$—
Wholesale
United States	$—	$—	$—	$—
Canada	$21,159	$679	$—	$—
With an allowance recorded
Retail
United States	$33,308	$1,175	$29,833	$1,234
Canada	$510	$18	$666	$22
Wholesale
United States	$45,283	$920	$30,263	$854
Canada	$17,434	$581	$3,500	$125
Total
Retail	$55,660	$2,358	$41,360	$1,646
Wholesale	$83,876	$2,180	$33,763	$979

Schedule of receivables on nonaccrual status
	2014			2013
	Retail	Wholesale	Total	Retail	Wholesale	Total
United States	$22,512	$45,623	$68,135	$29,239	$27,532	$56,771
Canada	$280	$15,368	$15,648	$918	$2,851	$3,769

Schedule of historical loss and delinquency amounts for the Company's managed receivables

	Principal Amount of Receivables at December 31,	Principal More Than 30 Days Delinquent at December 31,	Net Credit Loss (Benefit) for the Year Ending December 31,
2014
Type of receivable:
Retail and other notes and finance leases	$8,745,923	$55,700	$11,766
Wholesale	4,138,646	1,228	290

Total managed receivables	$12,884,569	$56,928	$12,056

Comprised of receivables:
Held in portfolio	$12,884,569
Sold	—

Total managed receivables	$12,884,569

2013
Type of receivable:
Retail and other notes and finance leases	$8,724,927	$42,039	$13,898
Wholesale	3,573,524	680	(436)

Total managed receivables	$12,298,451	$42,719	$13,462

Comprised of receivables:
Held in portfolio	$12,285,234
Sold	13,217

Total managed receivables	$12,298,451

Retail
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators

	2014	2013
Titanium	$4,866,060	$4,750,422
Platinum	2,386,558	2,265,690
Gold	1,254,335	1,239,703
Silver	207,682	199,575
Bronze	31,288	25,503

Total	$8,745,923	$8,480,893

Wholesale
Receivables
Schedule of breakdown of the portfolio by its credit quality indicators
	2014	2013
A	$2,117,160	$1,981,226
B	1,572,953	1,236,828
C	315,825	232,101
D	132,708	123,369

Total	$4,138,646	$3,573,524